Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Summary of Accounts Payable and Accrued Liabilities

As at	March 31,
	2019	2018
	$	$
Trade accounts payable	19,004	17,569
Accrued liabilities	9,158	7,610
Accrued compensation	18,182	8,915
Consumption taxes payable	1,505	1,646
Trade accounts payable to shareholders exercising significant influence	-	132
Performance obligations in customer contracts	932	-
Provision	154	929
	48,935	36,801

Summary of Provision

The following table summarizes the provision recorded by the Group:

As at	March 31,
	2019	2018
	$	$
Beginning balance	929	739
Paid or otherwise settled	(775)	-
Additional provision	-	190
Ending balance	154	929